GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the
Goldman Sachs Mid Cap Value Fund
(the “Fund”)

Supplement dated March 30, 2012
to the
Prospectuses dated April 29, 2011 (the “Prospectuses”)

Scott Carroll, CFA, Managing Director is no longer a portfolio manager for the Fund.

Accordingly, effective immediately, all references to Scott Carroll are removed from the Prospectus in their entirety.

This Supplement should be retained with the Prospectuses for future reference.

VITMCVSTK 03-12